Equity-Based Compensation	6 Months Ended
Jun. 30, 2022
Equity-Based Compensation
Equity-Based Compensation

(16) Equity-Based Compensation

2022 Equity Incentive Plan

In May 2022, GBTG stockholders approved the Global Business Travel Group, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) under which, a maximum of approximately 48 million total shares of Class A common stock are available for issuance which is also the maximum number of shares that may be issued in respect of incentive stock options (“Share Reserve”). Under the 2022 Plan, GBTG may issue options, stock appreciation rights, restricted and performance stock, restricted stock units or performance stock units, or other awards that are payable in, or valued in, in whole or part by reference to GBTG shares. The 2022 Share Reserve will also be increased by the number of shares underlying the portion of an award granted under the GBTG MIP (as defined below) that is cancelled, terminated or forfeited or lapses after the effective date of the 2022 Plan. Shares issued by GBTG in connection with the assumption or substitution of outstanding grants or under certain stockholder approved plans from an acquired company will not reduce the number of shares available for awards under the 2022 Plan. Shares underlying the portion of an award that is forfeited or otherwise terminated for any reason whatsoever, in any case, without the issuance of shares, will be added back to the number of shares available for grant under the 2022 Plan. Shares issued under the 2022 Plan may, at the election of the board of directors GBTG (the “GBTG Board”), be (i) authorized but previously unissued or (ii) previously issued and outstanding and reacquired by GBTG.

As of June 30, 2022, no awards were granted under the 2022 Plan.

Employee Stock Purchase Plan

In May 2022, GBTG stockholders approved the Global Business Travel Group, Inc. Employee Stock Purchase Plan (the “ESPP”) under which a maximum of approximately 11 million shares (the “ESPP Cap”) are initially available for purchase under the ESPP. An employee can start contributing toward the ESPP commencing January 1, 2023. On January 1 of each year during which the ESPP is in effect, the number of shares available for purchase under the ESPP will be automatically increased by the lesser of (x) the ESPP Cap, (y) 1% of the number of shares of all common stock outstanding as of the immediately preceding December 31 (calculated on a fully diluted basis) and (z) such lesser number of shares as the GBTG Board may determine.

Management Incentive Plan

In May 2022, GBTG adopted the Amended & Restated Global Business Travel Group, Inc. Management Incentive Plan (the “GBTG MIP”) which superseded the GBT JerseyCo Management Incentive Plan, as amended and restated from time to time with the last amendment being on December 2, 2021 (the “Legacy GBT MIP”). Pursuant to the terms of the Legacy GBT MIP, all options granted under the Legacy GBT MIP that were outstanding at the closing of the Business Combination, whether vested or unvested, were converted into options to purchase shares of GBTG’s Class A common stock (“GBTG MIP Options”) and were treated as if they were originally granted under the GBTG MIP. The outstanding Legacy GBT MIP options were converted using the same exchange ratio as was used to convert the then existing GBT JerseyCo shares to new class of shares under the Business Combination. The exercise price of the awards were accordingly adjusted. Generally, the vesting and forfeiture terms of the GBTG MIP Options held by executive officers of GBT JerseyCo continue to be the same as provided under the Legacy GBT MIP under which they were granted. Under the GBTG MIP, all unexercised GBTG MIP Options, whether vested or unvested, expire on the tenth anniversary of their grant date, unless earlier cancelled, such as in connection with a termination of employment. GBTG MIP Options generally vest ratably in annual increments over a three or five year vesting period (i.e. one-third annually for a three year vesting period or 20% annually over a five year vesting period). There are no performance conditions associated with the vesting of the GBTG MIP Options. The exercise price of GBTG MIP Options granted under the GBTG MIP is 100% of the fair market value of the shares subject to the award, determined as of the date of grant, or such higher amount as the compensation committee may determine in connection with the grant.

During the three months ended June 30, 2022, in connection with the Business Combination, the Company granted certain Earnout Shares to its employees (see note 15 – Earnout Shares). The Earnout Shares granted to employees are linked to the original vesting conditions of GBTG MIP Options granted prior to December 2021. As a result, the Company has accounted for such Earnout Shares as stock-based compensation under ASC 718, and recognized an expense of $2 million during the three and six months ended June 30, 2022 in its consolidated statement of operations. See note 20 – Fair Value Measurements for discussion on the fair value of Earnout Shares granted to employees.

There were no other new grants or any material forfeitures of the GBTG MIP Options during the three and six months ended June 30, 2022.

Total equity-based compensation expense recognized in the Company’s consolidated statements of operations (i) for the three months ended June 30, 2022 and 2021 amount to $5 million and $1 million, respectively, and (ii) for the six months ended June 30, 2022 and 2021 amount to $8 million and $1 million, respectively, and is included within general and administrative expense on the consolidated statements of operations. The Company expects compensation expense, related to unvested GBTG MIP Options, of approximately $28 million to be recognized over the remaining weighted average period of 2.5 years.